Annual Total Returns[BarChart] - Balanced-Risk Allocation - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.30%	10.56%	2.07%	5.50%	(4.68%)	10.97%	9.78%	(7.01%)	14.66%	9.20%